UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis and Wiley Funds
 (Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, President
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

Copy to:

Mitchell E. Nichter, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments - March 31, 2011
Hotchkis and Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.37%	Held	Value
CONSUMER DISCRETIONARY - 10.46%
Auto Components - 1.45%
Johnson Controls, Inc.	94,700	$3,936,679
Magna International, Inc.	40,400	1,935,564
		5,872,243
Automobiles - 0.83%
General Motors Company (a)	108,500	3,366,755
Media - 3.00%
Comcast Corporation	255,900	5,941,998
The Interpublic Group of Companies, Inc.	174,200	2,189,694
Time Warner Cable, Inc.	55,700	3,973,638
		12,105,330
Multiline Retail - 2.35%
J.C. Penney Company, Inc.	264,600	9,501,786
Specialty Retail - 2.83%
The Gap, Inc.	277,100	6,279,086
Home Depot, Inc.	139,200	5,158,752
		11,437,838
TOTAL CONSUMER DISCRETIONARY		42,283,952
CONSUMER STAPLES - 8.19%
Beverages - 1.02%
PepsiCo, Inc.	64,200	4,135,122
Food & Staples Retailing - 5.12%
CVS Caremark Corporation	272,500	9,352,200
Safeway, Inc.	192,100	4,522,034
Wal-Mart Stores, Inc.	130,700	6,802,935
		20,677,169
Food Products - 0.77%
Kraft Foods, Inc.	99,900	3,132,864
Household Products - 0.51%
Kimberly-Clark Corporation	31,300	2,042,951
Tobacco - 0.77%
Philip Morris International, Inc.	47,500	3,117,425
TOTAL CONSUMER STAPLES		33,105,531
ENERGY - 10.10%
Oil, Gas & Consumable Fuels - 10.10%
Chevron Corporation	31,000	3,330,330
ConocoPhillips	192,200	15,349,092
Royal Dutch Shell PLC - Class B - ADR	231,000	16,918,440
Total SA - ADR	85,400	5,206,838
TOTAL ENERGY		40,804,700
FINANCIALS - 26.55%
Commercial Banks - 6.91%
KeyCorp	319,403	2,836,299
PNC Financial Services Group, Inc.	95,915	6,041,686
SunTrust Banks, Inc.	135,400	3,904,936
Wells Fargo & Company	477,534	15,137,828
		27,920,749
Consumer Finance - 1.25%
Capital One Financial Corporation	97,100	5,045,316
Diversified Financial Services - 9.41%
Bank of America Corporation	875,622	11,672,041
Citigroup, Inc. (a)	2,214,745	9,789,173
JPMorgan Chase & Company	359,000	16,549,900
		38,011,114
Insurance - 8.98%
The Allstate Corporation	380,500	12,092,290
Genworth Financial, Inc. (a)	466,300	6,276,398
Hartford Financial Services Group, Inc.	76,500	2,060,145
MetLife, Inc.	104,342	4,667,218
Prudential Financial, Inc.	52,100	3,208,318
XL Group PLC	324,800	7,990,080
		36,294,449
TOTAL FINANCIALS		107,271,628
HEALTH CARE - 8.48%
Health Care Equipment & Supplies - 0.68%
Covidien PLC	53,000	2,752,820
Pharmaceuticals - 7.80%
Eli Lilly & Company	233,600	8,215,712
Johnson & Johnson	88,000	5,214,000
Merck & Company, Inc.	153,996	5,083,408
Novartis AG - ADR	146,800	7,978,580
Pfizer, Inc.	246,400	5,004,384
		31,496,084
TOTAL HEALTH CARE		34,248,904
INDUSTRIALS - 10.75%
Aerospace & Defense - 6.39%
The Boeing Company	26,100	1,929,573
Embraer SA - ADR	107,000	3,605,900
Huntington Ingalls Industries, Inc. (a)	16,983	704,808
Lockheed Martin Corporation	164,000	13,185,600
Northrop Grumman Corporation	101,900	6,390,149
		25,816,030
Air Freight & Logistics - 1.39%
FedEx Corporation	60,100	5,622,355
Industrial Conglomerates - 1.00%
Tyco International Limited	90,000	4,029,300
Machinery - 1.97%
Cummins, Inc.	26,000	2,850,120
PACCAR, Inc.	97,800	5,119,830
		7,969,950
TOTAL INDUSTRIALS		43,437,635
INFORMATION TECHNOLOGY - 13.15%
Computers & Peripherals - 4.15%
Hewlett-Packard Company	409,400	16,773,118
Electronic Equipment, Instruments & Components - 1.61%
TE Connectivity Limited	186,300	6,486,966
IT Services - 1.23%
International Business Machines Corporation	30,400	4,957,328
Software - 6.16%
CA, Inc.	449,906	10,878,727
Microsoft Corporation	385,400	9,773,744
Oracle Corporation	127,600	4,258,012
		24,910,483
TOTAL INFORMATION TECHNOLOGY		53,127,895
MATERIALS - 1.57%
Chemicals - 1.57%
Celanese Corporation	71,100	3,154,707
PPG Industries, Inc.	33,600	3,199,056
TOTAL MATERIALS		6,353,763
TELECOMMUNICATION SERVICES - 3.16%
Wireless Telecommunication Services - 3.16%
Vodafone Group PLC - ADR	443,500	12,750,625
TOTAL TELECOMMUNICATION SERVICES		12,750,625
UTILITIES - 6.96%
Electric Utilities - 4.71%
Edison International	165,100	6,041,009
Exelon Corporation	289,600	11,943,104
PPL Corporation	40,900	1,034,770
		19,018,883
Multi-Utilities - 2.25%
Public Service Enterprise Group, Inc.	289,000	9,106,390
TOTAL UTILITIES		28,125,273

Total investments - 99.37% (Cost $465,616,915)		401,509,906

Time deposit* - 0.57%		2,312,327

Other assets in excess of liabilities - 0.06%		248,410

Net assets - 100.00%		$404,070,643

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Time deposit with Citibank bears interest at 0.03% and matures on 4/1/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2011
Hotchkis and Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.86%	Held	Value
CONSUMER DISCRETIONARY - 9.35%
Automobiles - 1.04%
Harley-Davidson, Inc.	295,500	$12,555,795
Media - 2.23%
Comcast Corporation	1,157,700	26,881,794
Multiline Retail - 2.87%
J.C. Penney Company, Inc.	966,000	34,689,060
Specialty Retail - 2.95%
The Gap, Inc.	897,600	20,339,616
Home Depot, Inc.	411,409	15,246,818
		35,586,434
Textiles, Apparel & Luxury Goods - 0.26%
The Jones Group, Inc.	231,600	3,184,500
TOTAL CONSUMER DISCRETIONARY		112,897,583
CONSUMER STAPLES - 7.30%
Food & Staples Retailing - 5.55%
CVS Caremark Corporation	893,600	30,668,352
Safeway, Inc.	646,100	15,209,194
Wal-Mart Stores, Inc.	405,500	21,106,275
		66,983,821
Food Products - 0.75%
Kraft Foods, Inc.	287,200	9,006,592
Tobacco - 1.00%
Philip Morris International, Inc.	184,400	12,102,172
TOTAL CONSUMER STAPLES		88,092,585
ENERGY - 10.20%
Oil, Gas & Consumable Fuels - 10.20%
ConocoPhillips	639,600	51,078,456
Royal Dutch Shell PLC - Class B - ADR	731,300	53,560,412
Total SA - ADR	302,100	18,419,037
TOTAL ENERGY		123,057,905
FINANCIALS - 28.37%
Commercial Banks - 6.90%
PNC Financial Services Group, Inc.	380,200	23,948,798
Regions Financial Corporation	1,518,000	11,020,680
Wells Fargo & Company	1,522,491	48,262,965
		83,232,443
Consumer Finance - 1.50%
Capital One Financial Corporation	348,700	18,118,452
Diversified Financial Services - 10.38%
Bank of America Corporation	2,642,689	35,227,044
Citigroup, Inc. (a)	8,152,282	36,033,086
JPMorgan Chase & Company	1,173,000	54,075,301
		125,335,431
Insurance - 9.59%
The Allstate Corporation	1,319,800	41,943,244
Genworth Financial, Inc. (a)	1,384,500	18,635,370
MetLife, Inc.	536,158	23,982,347
Unum Group	228,700	6,003,375
XL Group PLC	1,025,200	25,219,920
		115,784,256
TOTAL FINANCIALS		342,470,582
HEALTH CARE - 8.15%
Pharmaceuticals - 8.15%
Eli Lilly & Company	822,900	28,941,393
Johnson & Johnson	205,600	12,181,800
Merck & Company, Inc.	557,900	18,416,279
Novartis AG - ADR	438,000	23,805,300
Pfizer, Inc.	742,800	15,086,268
TOTAL HEALTH CARE		98,431,040
INDUSTRIALS - 8.31%
Aerospace & Defense - 6.08%
Embraer SA - ADR	321,700	10,841,290
Huntington Ingalls Industries, Inc. (a)	48,750	2,023,124
Lockheed Martin Corporation	525,100	42,218,040
Northrop Grumman Corporation	292,500	18,342,675
		73,425,129
Industrial Conglomerates - 1.00%
Tyco International Limited	269,225	12,053,203
Machinery - 1.23%
PACCAR, Inc.	282,800	14,804,580
TOTAL INDUSTRIALS		100,282,912
INFORMATION TECHNOLOGY - 13.28%
Computers & Peripherals - 4.33%
Hewlett-Packard Company	1,276,000	52,277,720
Electronic Equipment, Instruments & Components - 1.56%
TE Connectivity Limited	541,125	18,841,973
IT Services - 1.49%
International Business Machines Corporation	110,300	17,986,621
Software - 5.90%
CA, Inc.	1,603,881	38,781,842
Microsoft Corporation	1,277,600	32,399,936
		71,181,778
TOTAL INFORMATION TECHNOLOGY		160,288,092
MATERIALS - 1.94%
Chemicals - 1.94%
Celanese Corporation	527,800	23,418,486
TOTAL MATERIALS		23,418,486
TELECOMMUNICATION SERVICES - 3.66%
Wireless Telecommunication Services - 3.66%
Vodafone Group PLC - ADR	1,535,100	44,134,125
TOTAL TELECOMMUNICATION SERVICES		44,134,125
UTILITIES - 8.30%
Electric Utilities - 6.02%
Edison International	579,200	21,192,928
Exelon Corporation	1,171,900	48,329,156
PPL Corporation	124,100	3,139,730
		72,661,814
Multi-Utilities - 2.28%
Public Service Enterprise Group, Inc.	873,100	27,511,381
TOTAL UTILITIES		100,173,195

Total investments - 98.86% (Cost $1,331,603,541)		1,193,246,505

Time deposit* - 0.88%		10,635,253

Other assets in excess of liabilities - 0.26%		3,094,660

Net assets - 100.00%		$1,206,976,418

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Time deposit with Citibank bears interest at 0.03% and matures on 4/1/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2011
Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.34%	Held	Value
CONSUMER DISCRETIONARY - 19.78%
Auto Components - 2.81%
The Goodyear Tire & Rubber Company (a)	1,968,800	$29,492,624
Magna International, Inc.	206,800	9,907,788
		39,400,412
Automobiles - 0.51%
Harley-Davidson, Inc.	166,700	7,083,083
Media - 5.93%
The Interpublic Group of Companies, Inc.	806,800	10,141,476
Valassis Communications, Inc. (a)	2,506,100	73,027,754
		83,169,230
Multiline Retail - 2.04%
J.C. Penney Company, Inc.	798,700	28,681,317
Specialty Retail - 6.16%
The Gap, Inc.	2,552,200	57,832,852
Rent-A-Center, Inc.	820,100	28,629,691
		86,462,543
Textiles, Apparel & Luxury Goods - 2.33%
The Jones Group, Inc.	2,378,700	32,707,125
TOTAL CONSUMER DISCRETIONARY		277,503,710
CONSUMER STAPLES - 5.31%
Food & Staples Retailing - 5.31%
Safeway, Inc.	1,831,800	43,120,572
SUPERVALU, Inc. (b)	3,511,800	31,360,374
TOTAL CONSUMER STAPLES		74,480,946
ENERGY - 8.32%
Oil, Gas & Consumable Fuels - 8.32%
Cobalt International Energy, Inc. (a)	2,844,500	47,816,045
Murphy Oil Corporation	144,500	10,609,190
Stone Energy Corporation (a)	1,455,800	48,580,046
Tesoro Corporation (a)	361,800	9,707,094
TOTAL ENERGY		116,712,375
FINANCIALS - 27.78%
Commercial Banks - 8.52%
Fifth Third Bancorp	884,000	12,269,920
First Horizon National Corporation	814,558	9,131,191
KeyCorp	3,210,720	28,511,193
Regions Financial Corporation	4,426,700	32,137,842
SunTrust Banks, Inc.	958,100	27,631,604
Synovus Financial Corporation	4,121,800	9,892,320
		119,574,070
Consumer Finance - 3.03%
Capital One Financial Corporation	255,000	13,249,800
Discover Financial Services	1,210,500	29,197,260
		42,447,060
Diversified Financial Services - 1.62%
PHH Corporation (a)	1,041,800	22,679,986
Insurance - 10.71%
The Allstate Corporation	531,000	16,875,180
CNO Financial Group, Inc. (a)	4,275,400	32,108,254
Genworth Financial, Inc. (a)	2,109,700	28,396,562
Hartford Financial Services Group, Inc.	862,000	23,213,660
Unum Group	804,700	21,123,375
XL Group PLC	1,161,100	28,563,060
		150,280,091
Real Estate Management & Development - 3.90%
MI Developments, Inc.	1,888,700	54,734,526
TOTAL FINANCIALS		389,715,733
HEALTH CARE - 3.72%
Health Care Equipment & Supplies - 2.72%
Kinetic Concepts, Inc. (a)	640,100	34,834,242
Zimmer Holdings, Inc. (a)	55,600	3,365,468
		38,199,710
Health Care Providers & Services - 1.00%
LifePoint Hospitals, Inc. (a)	349,600	14,046,928
TOTAL HEALTH CARE		52,246,638
INDUSTRIALS - 9.89%
Aerospace & Defense - 2.60%
Alliant Techsystems, Inc.	144,200	10,190,614
Embraer SA - ADR	574,700	19,367,390
Huntington Ingalls Industries, Inc. (a)	168,600	6,996,900
		36,554,904
Construction & Engineering - 0.48%
EMCOR Group, Inc. (a)	215,900	6,686,423
Machinery - 0.49%
Terex Corporation (a)	184,200	6,822,768
Professional Services - 2.24%
Manpower, Inc.	500,900	31,496,592
Road & Rail - 4.08%
Con-way, Inc.	1,456,800	57,237,672
TOTAL INDUSTRIALS		138,798,359
INFORMATION TECHNOLOGY - 11.30%
Communications Equipment - 1.51%
Arris Group, Inc. (a)	1,663,200	21,189,168
Electronic Equipment, Instruments & Components - 2.80%
TE Connectivity Limited	1,129,000	39,311,780
Semiconductors & Semiconductor Equipment - 2.12%
National Semiconductor Corporation	873,800	12,530,292
ON Semiconductor Corporation (a)	1,744,800	17,221,176
		29,751,468
Software - 4.87%
CA, Inc.	2,327,944	56,289,686
Novell, Inc. (a)	898,300	5,326,919
Symantec Corporation (a)	355,700	6,594,678
		68,211,283
TOTAL INFORMATION TECHNOLOGY		158,463,699
MATERIALS - 3.26%
Chemicals - 3.26%
Celanese Corporation	880,300	39,058,911
PPG Industries, Inc.	69,400	6,607,574
TOTAL MATERIALS		45,666,485
UTILITIES - 9.98%
Electric Utilities - 9.98%
Edison International	1,112,200	40,695,398
Great Plains Energy, Inc.	1,780,100	35,637,602
Portland General Electric Company	1,342,300	31,906,471
PPL Corporation	1,254,200	31,731,260
TOTAL UTILITIES		139,970,731

Total investments - 99.34% (Cost $1,443,883,936)		1,393,558,676

Collateral for securities on loan^ - 0.01%		168,927

Time deposits* - 2.90%		40,716,095

Liabilities in excess of other assets - (2.25)%		(31,571,633)

Net assets - 100.00%		$1,402,872,065

(a)	- Non-income producing security.
(b)	- All or a portion of this security is on loan. The total market value of securities on loan was $165,604.
ADR	- American Depositary Receipt
^	- Collateral for securities on loan of $163,738 was invested in JP Morgan Chase Repurchase Agreements which bear interest at 0.02% and mature on 4/1/2011. The repurchase proceeds are $163,738. The repurchase agreements are collateralized by
United States Government & Agency Issues. The remaining collateral for securities on loan of $5,189 was held as cash.
*	- Time deposits of $21,900,000 with Citibank and $18,816,095 with HSBC Bank bear interest at 0.03% and mature on 4/1/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2011
Hotchkis and Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 95.86%	Held	Value
CONSUMER DISCRETIONARY - 16.97%
Auto Components - 2.73%
The Goodyear Tire & Rubber Company (a)	623,800	$9,344,524
Hotels, Restaurants & Leisure - 0.14%
Lakes Entertainment, Inc. (a)	175,900	474,930
Household Durables - 0.84%
Furniture Brands International, Inc. (a)	632,800	2,879,240
Media - 6.06%
The Interpublic Group of Companies, Inc.	293,400	3,688,038
Valassis Communications, Inc. (a)	585,800	17,070,212
		20,758,250
Multiline Retail - 0.31%
99 Cents Only Stores (a)	54,700	1,072,120
Specialty Retail - 1.59%
Rent-A-Center, Inc.	155,800	5,438,978
Textiles, Apparel & Luxury Goods - 5.30%
The Jones Group, Inc.	874,700	12,027,125
Quiksilver, Inc. (a)	1,379,000	6,095,180
		18,122,305
TOTAL CONSUMER DISCRETIONARY		58,090,347
CONSUMER STAPLES - 1.58%
Food Products - 1.58%
Overhill Farms, Inc. (a) (b)	889,200	5,415,228
TOTAL CONSUMER STAPLES		5,415,228
ENERGY - 6.99%
Energy Equipment & Services - 0.42%
Bristow Group, Inc. (a)	30,300	1,433,190
Oil, Gas & Consumable Fuels - 6.57%
Cobalt International Energy, Inc. (a)	455,400	7,655,274
Petroquest Energy, Inc. (a)	105,400	986,544
Stone Energy Corporation (a)	415,300	13,858,561
		22,500,379
TOTAL ENERGY		23,933,569
FINANCIALS - 23.40%
Commercial Banks - 5.18%
Associated Banc-Corp	210,500	3,125,925
First Horizon National Corporation	433,631	4,861,006
First Interstate BancSystem, Inc.	226,600	3,081,760
Synovus Financial Corporation	606,800	1,456,320
Webster Financial Corporation	226,600	4,856,038
Wilmington Trust Corporation	77,700	351,204
		17,732,253
Diversified Financial Services - 2.85%
PHH Corporation (a)	448,200	9,757,314
Insurance - 10.62%
CNO Financial Group, Inc. (a)	1,200,800	9,018,008
Employers Holdings, Inc.	203,600	4,206,376
Global Indemnity PLC (a)	392,313	8,623,040
The Hanover Insurance Group, Inc.	69,800	3,158,450
Symetra Financial Corporation	835,200	11,358,720
		36,364,594
Real Estate Investment Trusts - 0.98%
CapLease, Inc.	539,100	2,954,268
Walter Investment Management Corporation	24,700	398,411
		3,352,679
Real Estate Management & Development - 3.45%
MI Developments, Inc.	407,500	11,809,350
Thrifts & Mortgage Finance - 0.32%
First Financial Holdings, Inc.	87,900	994,149
Territorial Bancorp, Inc.	4,600	91,632
		1,085,781
TOTAL FINANCIALS		80,101,971
HEALTH CARE - 4.15%
Health Care Equipment & Supplies - 3.16%
Kinetic Concepts, Inc. (a)	199,000	10,829,580
Health Care Providers & Services - 0.99%
LifePoint Hospitals, Inc. (a)	84,300	3,387,174
TOTAL HEALTH CARE		14,216,754
INDUSTRIALS - 21.26%
Aerospace & Defense - 4.97%
Alliant Techsystems, Inc.	206,400	14,586,288
Embraer SA - ADR	22,900	771,730
Huntington Ingalls Industries, Inc. (a)	39,600	1,643,400
		17,001,418
Construction & Engineering - 0.44%
EMCOR Group, Inc. (a)	48,500	1,502,045
Machinery - 5.11%
CIRCOR International, Inc.	75,300	3,540,606
Miller Industries, Inc.	538,200	8,740,368
Terex Corporation (a)	141,000	5,222,640
		17,503,614
Professional Services - 6.14%
Heidrick & Struggles International, Inc.	182,900	5,090,107
Hudson Highland Group, Inc. (a)	1,624,700	10,560,550
Manpower, Inc.	85,500	5,376,240
		21,026,897
Road & Rail - 4.60%
Con-way, Inc.	397,500	15,617,775
Saia, Inc. (a)	7,600	124,564
		15,742,339
TOTAL INDUSTRIALS		72,776,313
INFORMATION TECHNOLOGY - 8.04%
Communications Equipment - 2.64%
Arris Group, Inc. (a)	709,500	9,039,030
IT Services - 3.46%
Acxiom Corporation (a)	123,800	1,776,530
Ciber, Inc. (a)	307,000	2,056,900
Global Payments, Inc.	71,900	3,517,348
Ness Technologies, Inc. (a)	704,800	4,510,720
		11,861,498
Semiconductors & Semiconductor Equipment - 1.13%
ON Semiconductor Corporation (a)	392,600	3,874,962
Software - 0.81%
Novell, Inc. (a)	465,700	2,761,601
TOTAL INFORMATION TECHNOLOGY		27,537,091
MATERIALS - 5.69%
Metals & Mining - 5.69%
Kaiser Aluminum Corporation	35,800	1,763,150
Noranda Aluminum Holding Corporation (a)	904,100	14,510,805
Universal Stainless & Alloy (a)	94,500	3,187,485
TOTAL MATERIALS		19,461,440
UTILITIES - 7.78%
Electric Utilities - 7.78%
Great Plains Energy, Inc.	769,700	15,409,394
Portland General Electric Company	289,800	6,888,546
Westar Energy, Inc.	163,800	4,327,596
TOTAL UTILITIES		26,625,536
Total common stocks (Cost $302,203,529)		328,158,249

INVESTMENT COMPANIES - 1.78%
Exchange Traded Funds - 1.78%
iShares Russell 2000 Index Fund (e)	19,900	1,674,983
iShares Russell 2000 Value Index Fund	58,700	4,424,806
Total investment companies (Cost $5,363,688)		6,099,789

Total investments - 97.64% (Cost $307,567,217)		334,258,038

Collateral for securities on loan^ - 0.37%		1,275,440

Time deposits* - 2.09%		7,133,075

Liabilities in excess of other assets - (0.10)%		(334,663)

Net assets - 100.00%		$342,331,890

(a)	- Non-income producing security.
(b)	- Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2011, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2010	Additions	Reductions	March 31, 2011	Income	March 31, 2011
Hudson Highland Group, Inc.+	1,624,700	—	—	1,624,700	$—	$10,560,550
Overhill Farms, Inc.	780,200	109,000	—	889,200	—	5,415,228

+	- Issuer was not an affiliate as of March 31, 2011.

(e)	- All or a portion of this security is on loan. The total market value of securities on loan was $1,249,812.
ADR	- American Depositary Receipt
^	- Collateral for securities on loan of $1,236,262 was invested in JP Morgan Chase Repurchase Agreements which bear interest at 0.02% and mature on 4/1/2011. The repurchase proceeds are $1,236,262. The repurchase agreements are collateralized by United States Government & Agency Issues. The remaining collateral for securities on loan of $39,178 was held as cash.
*	- Time deposits of $3,500,000 with Citibank and $3,633,075 with HSBC Bank bear interest at 0.03% and mature on 4/1/2011.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2011
Hotchkis and Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 90.02%	Held	Value
CONSUMER DISCRETIONARY - 17.41%
Hotels, Restaurants & Leisure - 0.50%
Lakes Entertainment, Inc. (a)	179,600	$484,920
Household Durables - 0.25%
Furniture Brands International, Inc. (a)	53,400	242,970
Media - 12.41%
Valassis Communications, Inc. (a)	412,800	12,028,992
Textiles, Apparel & Luxury Goods - 4.25%
The Jones Group, Inc.	228,600	3,143,250
Quiksilver, Inc. (a)	219,700	971,074
		4,114,324
TOTAL CONSUMER DISCRETIONARY		16,871,206
CONSUMER STAPLES - 2.72%
Food & Staples Retailing - 1.39%
Wal-Mart Stores, Inc.	25,900	1,348,095
Food Products - 1.33%
Overhill Farms, Inc. (a)	210,800	1,283,772
TOTAL CONSUMER STAPLES		2,631,867
ENERGY - 9.46%
Oil, Gas & Consumable Fuels - 9.46%
Cobalt International Energy, Inc. (a)	141,400	2,376,934
ConocoPhillips	47,400	3,785,364
Total SA - ADR	49,200	2,999,724
TOTAL ENERGY		9,162,022
FINANCIALS - 17.90%
Commercial Banks - 2.15%
Wells Fargo & Company	65,500	2,076,350
Diversified Financial Services - 5.88%
Bank of America Corporation	157,100	2,094,143
JPMorgan Chase & Company	78,200	3,605,020
		5,699,163
Insurance - 4.74%
The Allstate Corporation	85,900	2,729,902
Global Indemnity PLC (a)	84,684	1,861,354
		4,591,256
Real Estate Management & Development - 2.28%
MI Developments, Inc.	76,300	2,211,174
Thrifts & Mortgage Finance - 2.85%
Tree.com, Inc. (a)	468,300	2,762,970
TOTAL FINANCIALS		17,340,913
INDUSTRIALS - 19.13%
Aerospace & Defense - 7.51%
Huntington Ingalls Industries, Inc. (a)	16,267	675,067
Lockheed Martin Corporation	59,300	4,767,720
Northrop Grumman Corporation	29,200	1,831,132
		7,273,919
Air Freight & Logistics - 0.42%
Air T, Inc.	42,900	407,121
Machinery - 2.95%
Miller Industries, Inc.	176,098	2,859,831
Marine - 0.25%
Clarkson PLC (f)	12,000	246,506
Professional Services - 3.91%
Hudson Highland Group, Inc. (a)	582,000	3,783,000
Road & Rail - 4.09%
Con-way, Inc.	100,800	3,960,432
TOTAL INDUSTRIALS		18,530,809
INFORMATION TECHNOLOGY - 7.96%
Computers & Peripherals - 4.72%
Hewlett-Packard Company	111,800	4,580,446
Software - 3.24%
Microsoft Corporation	123,700	3,137,032
TOTAL INFORMATION TECHNOLOGY		7,717,478
MATERIALS - 4.21%
Metals & Mining - 4.21%
Noranda Aluminum Holding Corporation (a)	254,400	4,083,120
TOTAL MATERIALS		4,083,120
TELECOMMUNICATION SERVICES - 4.76%
Wireless Telecommunication Services - 4.76%
Vodafone Group PLC - ADR	160,300	4,608,625
TOTAL TELECOMMUNICATION SERVICES		4,608,625
UTILITIES - 6.47%
Electric Utilities - 3.69%
Exelon Corporation	86,600	3,571,384
Multi-Utilities - 2.78%
Public Service Enterprise Group, Inc.	85,600	2,697,256
TOTAL UTILITIES		6,268,640
Total common stocks (Cost $84,764,906)		87,214,680

INVESTMENT COMPANIES - 0.88%
Equity Mutual Funds - 0.88%
Diamond Hill Financial Trends Fund, Inc.	86,100	855,834
Total investment companies (Cost $644,142)		855,834

PREFERRED STOCKS - 6.83%
FINANCIALS - 6.83%
Real Estate Investment Trusts - 2.66%
Strategic Hotels & Resorts, Inc. - Series A (a)	77,900	2,136,018
Strategic Hotels & Resorts, Inc. - Series B (a)	1,700	45,390
Strategic Hotels & Resorts, Inc. - Series C (a)	14,700	392,931
		2,574,339
Thrifts & Mortgage Finance - 4.17%
Federal Home Loan Mortgage Corporation - Series K (a)	33,900	101,700
Federal Home Loan Mortgage Corporation - Series N (a)	118,600	335,638
Federal Home Loan Mortgage Corporation - Series S (a)	18,700	54,230
Federal Home Loan Mortgage Corporation - Series T (a)	37,900	111,805
Federal Home Loan Mortgage Corporation - Series Z (a)	2,025,500	3,443,350
		4,046,723
TOTAL FINANCIALS		6,621,062
Total preferred stocks (Cost $3,946,212)		6,621,062

CONVERTIBLE PREFERRED STOCKS - 0.63%
CONSUMER DISCRETIONARY - 0.63%
Auto Components - 0.63%
The Goodyear Tire & Rubber Company, 5.875%	12,000	612,960
TOTAL CONSUMER DISCRETIONARY		612,960
Total convertible preferred stocks (Cost $600,000)		612,960

CORPORATE BONDS - 0.82%	Amount
ENERGY - 0.82%
Energy Equipment & Services - 0.82%
American Petroleum Tankers LLC/American Petroleum Tankers Company
10.250%, 05/01/2015 (Acquired 05/06/2010, Cost $731,837) (r)	$750,000	793,125
TOTAL ENERGY		793,125
Total corporate bonds (Cost $731,837)		793,125

Total investments - 99.18% (Cost $90,687,097)		96,097,661

Time deposit* - 0.44%		422,148

Other assets in excess of liabilities - 0.38%		367,688

Net assets - 100.00%		$96,887,497

(a)	- Non-income producing security.
(f)	- Fair valued security. The total market value of this security was $246,506, representing 0.25% of net assets.
(r)	- Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction;
resale to the public may require registration or be limited to qualified institutional buyers. The total market value of restricted securities was $793,125, representing 0.82% of net assets.
ADR	- American Depositary Receipt
*	- Time deposit with Citibank bears interest at 0.03% and matures on 4/1/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2011
Hotchkis and Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 57.98%	Held	Value
CONSUMER DISCRETIONARY - 3.06%
Multiline Retail - 1.33%
J.C. Penney Company, Inc.	2,636	$94,659
Specialty Retail - 1.73%
Home Depot, Inc.	3,327	123,298
TOTAL CONSUMER DISCRETIONARY		217,957
CONSUMER STAPLES - 9.39%
Beverages - 1.15%
PepsiCo, Inc.	1,268	81,672
Food & Staples Retailing - 1.33%
Wal-Mart Stores, Inc. (c)	1,823	94,887
Food Products - 2.89%
Kraft Foods, Inc.	3,928	123,181
Unilever PLC - ADR	2,737	83,807
		206,988
Household Products - 1.44%
Kimberly-Clark Corporation	1,570	102,474
Tobacco - 2.58%
Philip Morris International, Inc. (c)	2,806	184,158
TOTAL CONSUMER STAPLES		670,179
ENERGY - 7.49%
Oil, Gas & Consumable Fuels - 7.49%
ConocoPhillips	2,610	208,435
Royal Dutch Shell PLC - Class B - ADR	3,594	263,225
Total SA - ADR	1,021	62,250
TOTAL ENERGY		533,910
FINANCIALS - 9.11%
Commercial Banks - 3.92%
PNC Financial Services Group, Inc.	2,244	141,350
Wells Fargo & Company	4,349	137,863
		279,213
Diversified Financial Services - 3.47%
JPMorgan Chase & Company (c)	5,371	247,603
Insurance - 1.72%
The Allstate Corporation	3,858	122,607
TOTAL FINANCIALS		649,423
HEALTH CARE - 7.93%
Pharmaceuticals - 7.93%
Eli Lilly & Company	4,569	160,692
Johnson & Johnson	2,677	158,612
Novartis AG - ADR	2,151	116,907
Pfizer, Inc.	6,369	129,354
TOTAL HEALTH CARE		565,565
INDUSTRIALS - 4.88%
Aerospace & Defense - 4.55%
Huntington Ingalls Industries, Inc. (b)	194	8,065
Lockheed Martin Corporation (c)	3,025	243,210
Northrop Grumman Corporation	1,166	73,120
		324,395
Machinery - 0.33%
Accuride Corporation (b)	1,680	23,335
TOTAL INDUSTRIALS		347,730
INFORMATION TECHNOLOGY - 4.42%
IT Services - 1.13%
International Business Machines Corporation	495	80,720
Software - 3.29%
Microsoft Corporation	9,253	234,656
TOTAL INFORMATION TECHNOLOGY		315,376
MATERIALS - 1.51%
Chemicals - 1.51%
PPG Industries, Inc.	432	41,131
RPM International, Inc.	2,804	66,539
TOTAL MATERIALS		107,670
TELECOMMUNICATION SERVICES - 3.41%
Wireless Telecommunication Services - 3.41%
Vodafone Group PLC - ADR	8,449	242,909
TOTAL TELECOMMUNICATION SERVICES		242,909
UTILITIES - 6.78%
Electric Utilities - 5.13%
Edison International	3,303	120,857
Exelon Corporation (c)	5,940	244,966
		365,823
Multi-Utilities - 1.65%
Public Service Enterprise Group, Inc.	3,728	117,469
TOTAL UTILITIES		483,292
Total common stocks (Cost $4,005,344)		4,134,011

PREFERRED STOCKS - 2.89%
FINANCIALS - 2.89%
Commercial Banks - 1.66%
Citigroup Capital XIII, 7.875% (a)	1,495	40,963
Countrywide Capital V, 7.000%	1,958	48,969
Zions Bancorporation - Series C, 9.500%	1,065	27,903
		117,835
Consumer Finance - 0.88%
Ally Financial, Inc. - Series G, 7.000% (Acquired 12/31/2010 - 03/24/2011, Cost $37,803) (r)	40	37,223
GMAC Capital Trust I - Series 2, 8.125% (a)	1,000	25,500
		62,723
Real Estate Investment Trusts - 0.19%
Strategic Hotels & Resorts, Inc. - Series A (b)	500	13,710
Thrifts & Mortgage Finance - 0.16%
Federal Home Loan Mortgage Corporation - Series Z (b)	6,885	11,705
TOTAL FINANCIALS		205,973
Total preferred stocks (Cost $196,972)		205,973

CONVERTIBLE PREFERRED STOCKS - 2.71%
CONSUMER DISCRETIONARY - 1.01%
Auto Components - 0.53%
The Goodyear Tire & Rubber Company, 5.875%	750	38,310
Automobiles - 0.48%
General Motors Corporation/Motors Liquidation Company - Series C (b)	4,600	33,914
TOTAL CONSUMER DISCRETIONARY		72,224
FINANCIALS - 1.05%
Commercial Banks - 0.32%
KeyCorp - Series A, 7.750%	200	22,480
Diversified Financial Services - 0.27%
Citigroup, Inc., 7.500%	151	19,102
Insurance - 0.46%
Hartford Financial Services Group, Inc. - Series F, 7.250%	1,260	32,860
TOTAL FINANCIALS		74,442
UTILITIES - 0.65%
Electric Utilities - 0.65%
NextEra Energy, Inc., 7.000%	400	20,200
PPL Corporation, 9.500%	500	26,620
TOTAL UTILITIES		46,820
Total convertible preferred stocks (Cost $198,413)		193,486

CONVERTIBLE BONDS - 0.28%	Amount
Machinery - 0.28%
Meritor, Inc.
4.000%, 02/15/2027	$20,000	19,825
TOTAL INDUSTRIALS		19,825
Total convertible bonds (Cost $21,971)		19,825

CORPORATE BONDS - 33.32%
CONSUMER DISCRETIONARY - 6.60%
Auto Components - 0.93%
American Axle & Manufacturing Holdings, Inc.
9.250%, 01/15/2017 (Acquired 12/31/2010, Cost $22,337) (r)	20,000	22,300
Pinafore LLC/Pinafore, Inc.
9.000%, 10/01/2018 (Acquired 12/31/2010, Cost $21,658) (r)	20,000	21,800
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 12/31/2010, Cost $21,663) (r)	20,000	22,200
		66,300
Hotels, Restaurants & Leisure - 1.79%
CityCenter Holdings LLC/CityCenter Finance Corporation
7.625%, 01/15/2016 (Acquired 01/14/2011 - 01/19/2011, Cost $30,400) (r)	30,000	31,125
11.500%, 01/15/2017 (Acquired 03/25/2011, Cost $15,178) (p) (r)	15,000	15,563
CKE Restaurants, Inc.
11.375%, 07/15/2018	25,000	27,688
DineEquity, Inc.
9.500%, 10/30/2018 (Acquired 12/31/2010, Cost $21,285) (r)	20,000	21,800
NCL Corporation Limited
9.500%, 11/15/2018 (Acquired 12/31/2010 - 03/01/2011, Cost $31,618) (r)	30,000	31,724
		127,900
Media - 2.56%
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (Acquired 12/31/2010, Cost $20,700) (r)	20,000	21,200
CCO Holdings LLC/CCO Holdings Capital Corporation
8.125%, 04/30/2020	30,000	32,774
Cequel Communications Holdings I LLC/Cequel Capital Corporation
8.625%, 11/15/2017 (Acquired 12/31/2010, Cost $31,313) (r)	30,000	31,425
Clear Channel Worldwide Holdings, Inc. - Series B
9.250%, 12/15/2017	20,000	22,025
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Company KG
7.500%, 03/15/2019 (Acquired 03/28/2011, Cost $20,450) (r)	20,000	20,600
LIN Television Corporation
8.375%, 04/15/2018	20,000	21,850
Unitymedia Hessen GmbH & Company KG/Unitymedia NRW GmbH
8.125%, 12/01/2017 (Acquired 12/31/2010, Cost $31,500) (r)	30,000	31,725
		181,599
Multiline Retail - 0.36%
Dillard's, Inc.
7.130%, 08/01/2018	25,000	25,313
Textiles, Apparel & Luxury Goods - 0.96%
The Jones Group, Inc.
6.875%, 03/15/2019	70,000	68,775
TOTAL CONSUMER DISCRETIONARY		469,887
CONSUMER STAPLES - 1.25%
Food Products - 0.36%
Blue Merger Sub, Inc.
7.625%, 02/15/2019 (Acquired 02/01/2011, Cost $25,000) (r)	25,000	25,469
Household Products - 0.89%
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	20,000	22,600
FGI Holding Company, Inc.
11.250%, 10/01/2015 (Acquired 12/31/2010, Cost $19,305) (p) (r)	20,000	19,800
FGI Operating Company, Inc.
10.250%, 08/01/2015	20,000	21,425
		63,825
TOTAL CONSUMER STAPLES		89,294
ENERGY - 4.91%
Energy Equipment & Services - 2.29%
American Petroleum Tankers LLC/American Petroleum Tankers Company
10.250%, 05/01/2015 (Acquired 12/31/2010, Cost $26,000) (r)	25,000	26,437
Exterran Holdings, Inc.
7.250%, 12/01/2018 (Acquired 12/31/2010, Cost $24,938) (r)	25,000	25,563
McJunkin Red Man Corporation
9.500%, 12/15/2016 (Acquired 12/31/2010, Cost $23,801) (r)	25,000	25,438
Parker Drilling Company
9.125%, 04/01/2018	35,000	37,799
PHI, Inc.
8.625%, 10/15/2018	25,000	26,281
Thermon Industries, Inc.
9.500%, 05/01/2017	20,000	21,700
		163,218
Oil, Gas & Consumable Fuels - 2.62%
Comstock Resources, Inc.
8.375%, 10/15/2017	10,000	10,525
7.750%, 04/01/2019	20,000	20,375
Holly Corporation
9.875%, 06/15/2017	20,000	22,700
International Coal Group, Inc.
9.125%, 04/01/2018	20,000	22,800
PetroQuest Energy LLC
10.000%, 09/01/2017	30,000	32,250
Stone Energy Corporation
8.625%, 02/01/2017	35,000	36,662
Swift Energy Company
8.875%, 01/15/2020	20,000	21,950
United Refining Company
10.500%, 02/28/2018 (Acquired 03/02/2011, Cost $20,099) (r)	20,000	19,925
		187,187
TOTAL ENERGY		350,405
FINANCIALS - 4.30%
Commercial Banks - 1.75%
CIT Group, Inc.
7.000%, 05/01/2017	50,000	50,188
Springleaf Finance Corporation
6.900%, 12/15/2017	35,000	32,156
Synovus Financial Corporation
4.875%, 02/15/2013	20,000	19,576
TransUnion LLC/TransUnion Financing Corporation
11.375%, 06/15/2018 (Acquired 12/31/2010, Cost $22,791) (r)	20,000	22,950
		124,870
Consumer Finance - 1.13%
Ally Financial, Inc.
7.250%, 09/15/2017	20,000	19,463
Credit Acceptance Corporation
9.125%, 02/01/2017	25,000	27,156
SLM Corporation - Series A
8.450%, 06/15/2018	30,000	33,647
		80,266
Diversified Financial Services - 0.31%
PHH Corporation
9.250%, 03/01/2016	20,000	21,850
Insurance - 0.75%
American International Group, Inc.
8.175%, 05/15/2058 (a)	25,000	27,094
CNO Financial Group, Inc.
9.000%, 01/15/2018 (Acquired 12/31/2010, Cost $26,125) (r)	25,000	26,625
		53,719
Investment Companies - 0.36%
Constellation Enterprises LLC
10.625%, 02/01/2016 (Acquired 01/20/2011 - 01/21/2011, Cost $24,781) (i) (r)	25,000	25,875
TOTAL FINANCIALS		306,580
HEALTH CARE - 2.81%
Health Care Equipment & Supplies - 0.31%
Biomet, Inc.
11.625%, 10/15/2017	20,000	22,400
Health Care Providers & Services - 0.89%
AMGH Merger Sub, Inc.
9.250%, 11/01/2018 (Acquired 12/31/2010, Cost $21,094) (r)	20,000	21,575
Capella Healthcare, Inc.
9.250%, 07/01/2017 (Acquired 12/31/2010, Cost $21,250) (r)	20,000	21,400
Surgical Care Affiliates, Inc.
10.000%, 07/15/2017 (Acquired 12/31/2010, Cost $20,400) (r)	20,000	20,800
		63,775
Health Care Technology - 1.02%
Giant Funding Corporation
8.250%, 02/01/2018 (Acquired 01/13/2011, Cost $15,563) (r)	15,000	15,469
MedAssets, Inc.
8.000%, 11/15/2018 (Acquired 12/31/2010, Cost $30,300) (r)	30,000	30,825
STHI Holding Corporation
8.000%, 03/15/2018 (Acquired 03/11/2011 - 03/24/2011, Cost $25,764) (r)	25,000	26,000
		72,294
Pharmaceuticals - 0.59%
ConvaTec Healthcare E SA
10.500%, 12/15/2018 (Acquired 12/31/2010, Cost $20,375) (r)	20,000	21,100
Endo Pharmaceuticals Holdings, Inc
7.000%, 12/15/2020 (Acquired 12/31/2010, Cost $20,500) (r)	20,000	20,775
		41,875
TOTAL HEALTH CARE		200,344
INDUSTRIALS - 4.28%
Aerospace & Defense - 0.29%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021 (Acquired 03/04/2011, Cost $20,325) (r)	20,000	20,950
Airlines - 1.50%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 04/02/2021	21,500	21,554
American Airlines, Inc.
7.500%, 03/15/2016 (Acquired 03/09/2011 - 03/11/2011, Cost $19,988) (r)	20,000	19,875
Continental Airlines, Inc. Pass Through Trust - Series 2003-ERJ1
7.875%, 07/02/2018	37,937	37,747
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 08/10/2022	26,797	27,668
		106,844
Building Products - 0.37%
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
8.625%, 12/01/2017 (Acquired 12/31/2010, Cost $25,875) (r)	25,000	26,438
Commercial Services & Supplies - 0.91%
International Lease Finance Corporation
9.000%, 03/15/2017 (Acquired 12/31/2010, Cost $10,730) (r)	10,000	11,275
8.250%, 12/15/2020	20,000	21,950
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.250%, 02/01/2021 (Acquired 02/15/2011, Cost $31,765) (r)	30,000	31,350
		64,575
Machinery - 0.92%
Accuride Corporation
9.500%, 08/01/2018	20,000	22,350
Altra Holdings, Inc.
8.125%, 12/01/2016	20,000	21,550
The Manitowoc Company, Inc.
8.500%, 11/01/2020	20,000	21,550
		65,450
Road & Rail - 0.29%
Florida East Coast Railway Corporation
8.125%, 02/01/2017 (Acquired 02/09/2011, Cost $20,800) (r)	20,000	20,975
TOTAL INDUSTRIALS		305,232
INFORMATION TECHNOLOGY - 2.30%
Communications Equipment - 0.72%
CDW Escrow Corporation
8.500%, 04/01/2019 (Acquired 03/29/2011, Cost $25,000) (d) (r)	25,000	25,094
CommScope, Inc.
8.250%, 01/15/2019 (Acquired 01/11/2011, Cost $25,340) (r)	25,000	26,250
		51,344
Electronic Equipment, Instruments & Components - 0.70%
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (Acquired 12/31/2010, Cost $22,024) (r)	20,000	22,000
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (Acquired 12/31/2010, Cost $28,130) (r)	25,000	28,125
		50,125
Semiconductors & Semiconductor Equipment - 0.29%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	20,000	20,650
Software - 0.59%
First Data Corporation
8.875%, 08/15/2020 (Acquired 12/31/2010, Cost $21,189) (r)	20,000	22,050
10.000%, 01/15/2022 (Acquired 12/31/2010, Cost $19,464) (p) (r)	20,000	20,000
		42,050
TOTAL INFORMATION TECHNOLOGY		164,169
MATERIALS - 4.52%
Chemicals - 1.59%
Georgia Gulf Corporation
9.000%, 01/15/2017 (Acquired 12/31/2010, Cost $21,735) (r)	20,000	22,000
Hexion U.S. Finance Corporation/Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	20,000	21,250
Lyondell Chemical Company
8.000%, 11/01/2017 (Acquired 02/14/2011, Cost $28,012) (r)	25,000	27,625
Momentive Performance Materials, Inc.
9.000%, 01/15/2021 (Acquired 03/08/2011, Cost $21,247) (r)	20,000	20,725
PolyOne Corporation
7.375%, 09/15/2020	20,000	21,100
		112,700
Containers & Packaging - 0.50%
BWAY Holding Company
10.000%, 06/15/2018 (Acquired 12/31/2010, Cost $21,634) (r)	20,000	22,100
Solo Cup Company
8.500%, 02/15/2014	15,000	13,500
		35,600
Metals & Mining - 1.25%
Atkore International, Inc.
9.875%, 01/01/2018 (Acquired 12/31/2010, Cost $26,125) (r)	25,000	26,813
Noranda Aluminum Acquisition Corporation
5.193%, 05/15/2015 (a) (p)	20,000	19,350
Novelis, Inc.
8.375%, 12/15/2017 (Acquired 12/31/2010, Cost $20,800) (r)	20,000	21,750
Rain CII Carbon LLC/CII Carbon Corporation
8.000%, 12/01/2018 (Acquired 12/31/2010, Cost $20,600) (r)	20,000	21,500
		89,413
Paper & Forest Products - 1.18%
Ainsworth Lumber Company Limited
11.000%, 07/29/2015 (Acquired 12/31/2010 - 01/06/2011, Cost $29,116) (p) (r)	30,000	30,487
Georgia-Pacific LLC
7.750%, 11/15/2029	25,000	27,594
Verso Paper Holdings LLC/Verso Paper, Inc.
8.750%, 02/01/2019 (Acquired 02/02/2011, Cost $26,029) (r)	25,000	26,125
		84,206
TOTAL MATERIALS		321,919
TELECOMMUNICATION SERVICES - 0.71%
Wireless Telecommunication Services - 0.71%
Clearwire Communication LLC/Clearwire Finance, Inc.
12.000%, 12/01/2015 (Acquired 12/31/2010, Cost $21,643) (r)	20,000	21,700
Wind Acquisition Finance SA
11.750%, 07/15/2017 (Acquired 12/31/2010 - 01/05/2011, Cost $28,142) (r)	25,000	28,875
		50,575
TOTAL TELECOMMUNICATION SERVICES		50,575
UTILITIES - 1.64%
Independent Power Producers & Energy Traders - 1.13%
Calpine Corporation
7.875%, 07/31/2020 (Acquired 12/31/2010 - 01/05/2011, Cost $30,675) (r)	30,000	32,025
Edison Mission Energy
7.000%, 05/15/2017	35,000	28,263
GenOn Americas Generation LLC
8.500%, 10/01/2021	20,000	20,900
		81,188
Multi-Utilities - 0.51%
Energy Future Intermediate Holding Company LLC
9.750%, 10/15/2019	35,000	36,095
TOTAL UTILITIES		117,283
Total corporate bonds (Cost $2,332,882)		2,375,688

Total investments - 97.18% (Cost $6,755,582)		6,928,983

Time deposit* - 2.16%		153,710

Other assets in excess of liabilities - 0.66%		47,153

Net assets - 100.00%		$7,129,846

(a)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2011.
(b)	- Non-income producing security.
(c)	- All or a portion of this security is segregated as collateral for delayed delivery securities.
(d)	- Delayed delivery security.
(i)	- Illiquid security
(p)	- Payment in-kind security.
(r)	- Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $1,280,818, representing 17.96% of net assets.
ADR	- American Depositary Receipt
*	-Time deposit with Citibank bears interest at 0.03% and matures on 4/1/2011.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2011
Hotchkis and Wiley High Yield Fund (Unaudited)

CORPORATE BONDS - 84.77%	Amount	Value
Airlines - 4.51%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 04/02/2021	$2,250,795	$2,256,421
American Airlines, Inc.
7.500%, 03/15/2016 (Acquired 03/09/2011 - 03/15/2011, Cost $2,466,992) (r)	2,480,000	2,464,500
Continental Airlines, Inc. Pass Through Trust - Series 2003-ERJ1
7.875%, 07/02/2018	3,177,952	3,162,062
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 08/10/2022	2,372,686	2,449,798
United Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
7.336%, 07/02/2019 (e)	1,798,402	1,748,946
		12,081,727
Apparel/Textiles - 1.08%
The Jones Group, Inc.
6.875%, 03/15/2019	2,930,000	2,878,725
Auto Loans - 1.21%
Credit Acceptance Corporation
9.125%, 02/01/2017 (Acquired 02/28/2011, Cost $1,059,671) (r)	1,000,000	1,083,750
9.125%, 02/01/2017	1,975,000	2,145,344
		3,229,094
Auto Parts & Equipment - 2.65%
Accuride Corporation
9.500%, 08/01/2018	480,000	536,400
Affinia Group, Inc.
10.750%, 08/15/2016 (Acquired 08/06/2009 - 02/09/2011, Cost $1,863,892) (r)	1,728,000	1,972,080
American Axle & Manufacturing Holdings, Inc.
9.250%, 01/15/2017 (Acquired 12/10/2009 - 05/03/2010, Cost $1,081,425) (r)	1,055,000	1,176,325
Pinafore LLC/Pinafore, Inc.
9.000%, 10/01/2018 (Acquired 09/21/2010 - 01/12/2011, Cost $2,192,206) (r)	2,080,000	2,267,200
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 09/24/2010 - 01/04/2011, Cost $1,030,150) (r)	1,005,000	1,115,550
		7,067,555
Banking - 1.26%
Ally Financial, Inc.
7.250%, 09/15/2017	1,094,000	1,064,649
Synovus Financial Corporation
4.875%, 02/15/2013	959,000	938,690
Zions Bancorporation
5.500%, 11/16/2015	1,350,000	1,374,312
		3,377,651
Building & Construction - 0.57%
M/I Homes, Inc.
8.625%, 11/15/2018 (Acquired 02/17/2011, Cost $1,561,800) (r)	1,520,000	1,525,700
Building Materials - 1.08%
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
8.625%, 12/01/2017 (Acquired 11/08/2010 - 01/12/2011, Cost $2,813,306) (r)	2,725,000	2,881,688
Chemicals - 3.80%
Georgia Gulf Corporation
9.000%, 01/15/2017 (Acquired 12/11/2009 - 08/13/2010, Cost $1,300,740) (r)	1,269,000	1,395,900
Hexion U.S. Finance Corporation/Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	2,230,000	2,369,375
Lyondell Chemical Company
8.000%, 11/01/2017 (Acquired 02/14/2011, Cost $3,333,393) (r)	2,975,000	3,287,375
Momentive Performance Materials, Inc.
9.000%, 01/15/2021 (Acquired 03/08/2011, Cost $1,572,290) (r)	1,480,000	1,533,650
PolyOne Corporation
7.375%, 09/15/2020	1,480,000	1,561,400
		10,147,700
Consumer - Products - 1.50%
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	1,170,000	1,322,100
FGI Holding Company, Inc.
11.250%, 10/01/2015 (Acquired 03/30/2010- 01/10/2011, Cost $1,193,878) (p) (r)	1,229,661	1,217,364
FGI Operating Company, Inc.
10.250%, 08/01/2015	1,380,000	1,478,325
		4,017,789
Consumer/Commercial/Lease Financing - 6.37%
CIT Group, Inc.
7.000%, 05/01/2017	3,848,405	3,862,836
International Lease Finance Corporation
9.000%, 03/15/2017 (Acquired 03/17/2010 - 08/12/2010, Cost $1,847,870) (r)	1,900,000	2,142,250
8.250%, 12/15/2020 (c)	1,430,000	1,569,425
SLM Corporation - Series A
8.450%, 06/15/2018 (c)	2,720,000	3,050,572
Springleaf Finance Corporation
5.850%, 06/01/2013	2,500,000	2,456,250
6.900%, 12/15/2017	2,775,000	2,549,531
TransUnion LLC/TransUnion Financing Corporation
11.375%, 06/15/2018 (Acquired 06/10/2010 - 10/14/2010, $1,307,421) (r)	1,230,000	1,411,425
		17,042,289
Department Stores - 0.74%
Dillard's, Inc.
7.130%, 08/01/2018	1,965,000	1,989,563
Diversified Capital Goods - 0.48%
FCC Holdings, Inc.
12.000%, 12/15/2015 (Acquired 01/03/2011, Cost $1,253,125) (r)	1,250,000	1,282,813
Electric - Generation - 4.36%
Calpine Corporation
7.875%, 07/31/2020 (Acquired 07/20/2010 - 03/07/2011, Cost $2,985,201) (r)	2,920,000	3,117,100
Edison Mission Energy
7.000%, 05/15/2017 (c)	4,165,000	3,363,237
Energy Future Holdings Corporation
9.750%, 10/15/2019	1,113,000	1,147,831
Energy Future Intermediate Holding Company LLC
9.750%, 10/15/2019	2,307,000	2,379,198
GenOn Americas Generation LLC
8.500%, 10/01/2021	1,588,000	1,659,460
		11,666,826
Electronics - 2.76%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	2,680,000	2,767,100
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (Acquired 04/20/2010 - 08/24/2010, Cost $1,445,725) (r)	1,410,000	1,551,000
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (Acquired 07/13/2010 - 02/18/2011, Cost $2,882,403) (r)	2,725,000	3,065,624
		7,383,724
Energy - Exploration & Production - 4.50%
Comstock Resources, Inc.
8.375%, 10/15/2017	1,490,000	1,568,225
7.750%, 04/01/2019	1,580,000	1,609,625
PetroQuest Energy LLC
10.000%, 09/01/2017	2,860,000	3,074,500
Stone Energy Corporation
8.625%, 02/01/2017	3,590,000	3,760,525
Swift Energy Company
8.875%, 01/15/2020	1,850,000	2,030,375
		12,043,250
Food - Wholesale - 0.75%
Blue Merger Sub, Inc.
7.625%, 02/15/2019 (Acquired 02/01/2011 - 03/07/2011, Cost $2,004,375) (r)	1,975,000	2,012,032
Forestry/Paper - 3.23%
Ainsworth Lumber Company Limited
11.000%, 07/29/2015 (Acquired 02/22/2010 - 03/08/2011, Cost $2,454,521) (p) (r)	2,533,125	2,574,288
Georgia-Pacific LLC
7.750%, 11/15/2029	1,850,000	2,041,938
Verso Paper Holdings LLC/Verso Paper, Inc.
8.750%, 02/01/2019 (Acquired 01/11/2011 - 03/04/2011, Cost $3,959,119) (r)	3,850,000	4,023,250
		8,639,476
Gaming - 1.16%
CityCenter Holdings LLC/CityCenter Finance Corporation
7.625%, 01/15/2016 (Acquired 01/13/2011 - 01/19/2011, Cost $2,525,133) (r)	2,500,000	2,593,750
11.500%, 01/15/2017 (Acquired 01/13/2011 - 01/14/2011, Cost $507,654) (p) (r)	500,000	518,750
		3,112,500
Health Facilities - 2.55%
Biomet, Inc.
11.625%, 10/15/2017	2,113,000	2,366,560
Capella Healthcare, Inc.
9.250%, 07/01/2017 (Acquired 06/21/2010 - 03/07/2011, Cost $2,555,418) (r)	2,435,000	2,605,450
Surgical Care Affiliates, Inc.
10.000%, 07/15/2017 (Acquired 12/15/2009 - 02/08/2011, Cost $1,797,839) (r)	1,790,000	1,861,600
		6,833,610
Health Services - 1.09%
AMGH Merger Sub, Inc.
9.250%, 11/01/2018 (Acquired 10/15/2010 - 03/08/2011, Cost $2,830,224) (r)	2,695,000	2,907,231
Investments & Miscellaneous Financial Services - 0.96%
Constellation Enterprises LLC
10.625%, 02/01/2016 (Acquired 01/20/2011 - 02/23/2011, Cost $2,500,103) (i) (r)	2,500,000	2,587,500
Leisure - 0.70%
NCL Corporation Limited
9.500%, 11/15/2018 (Acquired 11/04/2010 - 03/01/2011, Cost $1,865,414) (r)	1,770,000	1,871,775
Life Insurance - 1.29%
CNO Financial Group, Inc.
9.000%, 01/15/2018 (Acquired 12/14/2010 - 03/16/2011, Cost $3,338,625) (r)	3,245,000	3,455,925
Machinery - 2.27%
Altra Holdings, Inc.
8.125%, 12/01/2016	1,460,000	1,573,150
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021 (Acquired 03/04/2011, Cost $1,504,050) (r)	1,480,000	1,550,300
The Manitowoc Company, Inc.
8.500%, 11/01/2020	2,730,000	2,941,575
		6,065,025
Media - Broadcast - 0.50%
LIN Television Corporation
8.375%, 04/15/2018	1,230,000	1,343,775
Media - Cable - 4.44%
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (Acquired 12/01/2010 - 02/22/2011, Cost $1,791,613) (r)	1,730,000	1,833,800
CCO Holdings LLC/CCO Holdings Capital Corporation
8.125%, 04/30/2020	2,295,000	2,507,288
Cequel Communications Holdings I LLC/Cequel Capital Corporation
8.625%, 11/15/2017 (Acquired 10/30/2009 - 01/13/2011, Cost $3,098,206) (r)	3,070,000	3,215,824
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Company KG
7.500%, 03/15/2019 (Acquired 03/23/2011 - 03/28/2011, Cost $915,475) (r)	900,000	927,000
Unitymedia Hessen GmbH & Company/Unitymedia NRW GmbH
8.125%, 12/01/2017 (Acquired 11/17/2009 - 02/23/2011, Cost $3,381,798) (r)	3,220,000	3,405,150
		11,889,062
Media - Services - 0.65%
Clear Channel Worldwide Holdings, Inc. - Series B
9.250%, 12/15/2017 (c)	1,580,000	1,739,975
Medical Products - 1.39%
Giant Funding Corporation
8.250%, 02/01/2018 (Acquired 01/12/2011 - 01/13/2011, Cost $2,193,125) (r)	2,150,000	2,217,188
STHI Holding Corporation
8.000%, 03/15/2018 (Acquired 03/11/2011 - 03/24/2011, Cost $1,494,818) (r)	1,455,000	1,513,200
		3,730,388
Metals/Mining Excluding Steel - 3.67%
Atkore International, Inc.
9.875%, 01/01/2018 (Acquired 12/15/2010 - 03/03/2011, Cost $2,876,960) (r)	2,755,000	2,954,738
International Coal Group, Inc.
9.125%, 04/01/2018	2,460,000	2,804,400
Noranda Aluminum Acquisition Corporation
5.193%, 05/15/2015 (a) (p)	1,376,209	1,331,482
Novelis, Inc.
8.375%, 12/15/2017 (Acquired 12/10/2010, Cost $1,280,000) (r)	1,280,000	1,392,000
Rain CII Carbon LLC/CII Carbon Corporation
8.000%, 12/01/2018 (Acquired 11/23/2010, Cost $1,230,000) (r)	1,230,000	1,322,250
		9,804,870
Multi-Line Insurance - 0.94%
American International Group, Inc.
8.175%, 05/15/2058 (a)	2,325,000	2,519,719
Oil Field Equipment & Services - 5.34%
American Petroleum Tankers LLC/American Petroleum Tankers Company
10.250%, 05/01/2015 (Acquired 05/06/2010 - 02/03/2011, Cost $2,176,497) (r)	2,150,000	2,273,625
Exterran Holdings, Inc.
7.250%, 12/01/2018 (Acquired 11/18/2010 - 03/10/2011, Cost $2,287,144) (r)	2,275,000	2,326,188
McJunkin Red Man Corporation
9.500%, 12/15/2016 (Acquired 12/16/2009 - 09/01/2010, Cost $1,715,151) (r)	1,750,000	1,780,625
Parker Drilling Company
9.125%, 04/01/2018	2,455,000	2,651,400
PHI, Inc.
8.625%, 10/15/2018	2,275,000	2,391,594
Thermon Industries, Inc.
9.500%, 05/01/2017	2,620,000	2,842,700
		14,266,132
Oil Refining & Marketing - 1.09%
Holly Corporation
9.875%, 06/15/2017	1,183,000	1,342,705
United Refining Company
10.500%, 02/28/2018 (Acquired 02/25/2011 - 03/02/2011, Cost $1,547,533) (r)	1,580,000	1,574,075
		2,916,780
Packaging - 1.32%
BWAY Holding Company
10.000%, 06/15/2018 (Acquired 06/08/2010 - 11/03/2010, Cost $1,431,577) (r)	1,360,000	1,502,800
Solo Cup Company
8.500%, 02/15/2014	2,250,000	2,025,000
		3,527,800
Pharmaceuticals - 1.86%
ConvaTec Healthcare E SA
10.500%, 12/15/2018 (Acquired 12/28/2010 - 02/18/2011, Cost $2,955,704) (r)	2,820,000	2,975,100
Endo Pharmaceuticals Holdings, Inc
7.000%, 12/15/2020 (Acquired 11/18/2010 - 01/05/2011, Cost $1,949,288) (r)	1,922,000	1,996,478
		4,971,578
Railroads - 0.77%
Florida East Coast Railway Corporation
8.125%, 02/01/2017 (Acquired 01/19/2011 - 02/09/2011, Cost $2,001,250) (r)	1,950,000	2,045,062
Restaurants - 2.22%
CKE Restaurants, Inc.
11.375%, 07/15/2018	3,075,000	3,405,563
DineEquity, Inc.
9.500%, 10/30/2018 (Acquired 12/01/2010 - 01/21/2011, Cost $2,480,074) (r)	2,330,000	2,539,700
		5,945,263
Software/Services - 3.00%
First Data Corporation
10.550%, 09/24/2015 (p)	1,052,750	1,096,176
8.875%, 08/15/2020 (Acquired 08/11/2010 - 11/01/2010, Cost $1,631,968) (r)	1,580,000	1,741,950
10.000%, 01/15/2022 (Acquired 12/20/2010 - 01/11/2011, Cost $2,392,719) (p) (r)	2,480,000	2,480,000
MedAssets, Inc.
8.000%, 11/15/2018 (Acquired 11/09/2010 - 03/04/2011, Cost $2,688,488) (r)	2,620,000	2,692,050
		8,010,176
Specialty Retail - 0.29%
DirectBuy Holdings, Inc.
12.000%, 02/01/2017 (Acquired 01/21/2011, Cost $971,528) (r)	1,000,000	765,000
Support - Services - 2.10%
PHH Corporation
9.250%, 03/01/2016	2,383,000	2,603,428
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.250%, 02/01/2021 (Acquired 01/13/2011 - 02/15/2011, Cost $2,980,647) (r)	2,890,000	3,020,050
		5,623,478
Telecom - Wireless - 1.78%
Clearwire Communication LLC/Clearwire Finance, Inc.
12.000%, 12/01/2015 (Acquired 09/21/2010 - 03/15/2011, Cost $2,391,871) (r)	2,230,000	2,419,550
Wind Acquisition Holdings Finance SA
12.250%, 07/15/2017 (Acquired 01/05/2011, Cost $562,218) (p) (r)	500,000	607,500
Wind Acquisition Finance SA
11.750%, 07/15/2017 (Acquired 07/01/2009 - 01/05/2011, Cost $1,589,332) (r)	1,505,000	1,738,275
		4,765,325
Telecommunications Equipment - 2.22%
CDW Escrow Corporation
8.500%, 04/01/2019 (Acquired 03/29/2011, Cost $1,175,000) (d) (p) (r)	1,175,000	1,179,406
CDW LLC/CDW Finance Corporation
11.500%, 10/12/2015 (p)	2,000,000	2,170,000
CommScope, Inc.
8.250%, 01/15/2019 (Acquired 01/11/2011, Cost $2,503,696) (r)	2,475,000	2,598,750
		5,948,156
Transportation Excluding Air/Rail - 0.32%
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	1,000,000	862,500
Total corporate bonds (cost $218,681,928)		226,776,207

CONVERTIBLE BONDS - 0.64%
Auto Parts & Equipment - 0.64%
Meritor, Inc.
4.000%, 02/15/2027	1,730,000	1,714,863
Total convertible bonds (cost $1,621,964)		1,714,863
	Shares
CONVERTIBLE PREFERRED STOCKS - 4.60%	Held
Auto Parts & Equipment - 0.45%
The Goodyear Tire & Rubber Company, 5.875%	23,300	1,190,164
Automakers - 0.83%
General Motors Corporation/Motors Liquidation Company - Series C (b)	302,400	2,229,444
Banking - 1.41%
Citigroup, Inc., 7.500%	13,996	1,770,494
KeyCorp - Series A, 7.750%	17,800	2,000,720
		3,771,214
Electric - Integrated - 1.10%
NextEra Energy, Inc., 7.000%	26,600	1,343,300
PPL Corporation, 9.500%	30,000	1,597,200
		2,940,500
Multi-Line Insurance - 0.81%
Hartford Financial Services Group, Inc. - Series F, 7.250%	82,940	2,163,075
Total convertible preferred stocks (Cost $11,848,450)		12,294,397

PREFERRED STOCKS - 6.55%
Banking - 4.26%
Ally Financial, Inc. - Series G, 7.000% (Acquired 10/22/2010 - 03/24/2011, Cost $3,313,813) (r)	3,560	3,312,802
Citigroup Capital XIII, 7.875% (a)	98,505	2,699,037
Countrywide Capital V, 7.000%	62,098	1,553,071
GMAC Capital Trust I - Series 2, 8.125% (a)	78,000	1,989,000
Zions Bancorporation - Series C, 9.500%	70,135	1,837,537
		11,391,447
Gaming - 0.52%
Las Vegas Sands Corporation - Series A, 10.000%	12,500	1,400,000
Hotels - 1.48%
Strategic Hotels & Resorts, Inc. - Series A (b)	46,900	1,285,998
Strategic Hotels & Resorts, Inc. - Series B (b)	35,500	947,850
Strategic Hotels & Resorts, Inc. - Series C (b)	64,700	1,729,431
		3,963,279
Investments & Miscellaneous Financial Services - 0.29%
Federal Home Loan Mortgage Corporation - Series Z (b)	457,538	777,815
Total preferred stocks (Cost $16,345,420)		17,532,541

COMMON STOCKS - 0.58%
Auto Parts & Equipment - 0.58%
Accuride Corporation (b)	110,658	1,537,040
Total common stocks (Cost $709,614)		1,537,040

Total investments - 97.14% (Cost $249,207,376)		259,855,048

Time deposits* - 0.98%		2,629,698

Other assets in excess of liabilities - 1.88%		5,032,326

Net assets - 100.00%		$267,517,072

(a)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2011.
(b)	- Non-income producing security.
(c)	- All or a portion of this security is segregated as collateral for delayed delivery securities.
(d)	- Delayed delivery security.
(e)	- Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $1,748,946, representing 0.65% of net assets.
(i)	- Illiquid security.
(p)	- Payment in-kind security.
(r)	- Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $123,403,281, representing 46.13% of net assets.
*	- Time deposits of $229,698 with Bank of America, $1,200,000 with Citibank, and $1,200,000 with HSBC Bank bear interest at 0.03% and mature on 4/1/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

	Diversified	Large Cap	Mid-Cap	Small Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$465,616,915	$1,331,603,541	$1,443,883,936	$307,567,217
Gross unrealized appreciation	37,156,222	110,988,400	168,341,577	61,039,279
Gross unrealized depreciation	(101,263,231)	(249,345,436)	(218,666,837)	(34,348,458)
Net unrealized appreciation (depreciation)	$(64,107,009)	$(138,357,036)	$(50,325,260)	$26,690,821

	Value Opportunities	Capital	High
	Fund	Income Fund	Yield Fund
Cost of investments	$90,687,097	$6,755,582	$249,207,376
Gross unrealized appreciation	11,904,930	251,063	11,679,929
Gross unrealized depreciation	(6,494,366)	(77,662)	(1,032,257)
Net unrealized appreciation	$5,410,564	$173,401	$10,647,672

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price or, if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued at the mean between the bid and asked prices on the basis of information from independent pricing services but may also be valued based on reported transactions or a broker-dealer quotation. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees.  The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of March 31, 2011:

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$401,509,906	$1,193,246,505	$1,393,558,676	$328,158,249
Investment Companies	—	—	—	6,099,789
Level 2 --- Other significant observable market inputs	—	—	—	—
Level 3 --- Significant unobservable inputs	—	—	—	—

Total Investments	$401,509,906	$1,193,246,505	$1,393,558,676	$334,258,038

	Value Opportunities Fund	Capital Income Fund	High Yield Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$86,968,174	$4,134,011	$1,537,040
Investment Companies	855,834	—	—
Preferred Stocks	6,285,424	168,750	12,819,739
Convertible Preferred Stocks	612,960	159,572	10,064,953
Level 2 --- Other significant observable market inputs:
Common Stocks	246,506	—	—
Preferred Stocks	335,638	37,223	4,712,802
Convertible Preferred Stocks	—	33,914	2,229,444
Convertible Bonds	—	19,825	1,714,863
Corporate Bonds	793,125	2,375,688	226,776,207
Level 3 --- Significant unobservable inputs	—	—	—

Total Investments	$96,097,661	$6,928,983	$259,855,048

There were transfers from Level 1 to Level 2 of $335,638 for the Value Opportunities Fund using market value as of March 31, 2011. The transfers were due to lack of trading volume on March 31, 2011. There were no transfers into or out of Level 1 or Level 2 during the nine months ended March 31, 2011 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Capital Income Fund and High Yield Fund. Transfers between Levels are recognized at the end of the reporting period.

The Trust did not have any liabilities that were measured at fair value on March 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Hotchkis and Wiley Funds

By (Signature and Title)    /s/ Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date   May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date   May 24, 2011

By (Signature and Title)    /s/ James Menvielle
James Menvielle
Treasurer of Hotchkis and Wiley Funds

Date   May 24, 2011